Condensed Financial Information of the Parent Company - Schedule of Balance Sheets (Parentheticals) (Details) - Parent Company [Member]	12 Months Ended
	Dec. 31, 2025 ¥ / shares shares	Dec. 31, 2024 ¥ / shares shares	Dec. 31, 2025 $ / shares shares
Class A Ordinary Shares
Schedule of Balance Sheets [Line Items]
Ordinary share, par value (in Dollars per share and Yuan Renminbi per share) | (per share)
Ordinary shares, issued (in Shares)	39,537,710	38,922,726	39,537,710
Ordinary shares, outstanding (in Shares)	39,537,710	38,922,726	39,537,710
Ordinary shares, authorized	Unlimited	Unlimited
Class B Ordinary Shares
Schedule of Balance Sheets [Line Items]
Ordinary share, par value (in Dollars per share and Yuan Renminbi per share) | (per share)
Ordinary shares, issued (in Shares)	2,925,058	2,925,058	2,925,058
Ordinary shares, outstanding (in Shares)	2,925,058	2,925,058	2,925,058
Ordinary shares, authorized	Unlimited	Unlimited